Deferred income tax - Deferred tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment and Intangibles Assets
Deferred tax liabilities
Balances at January 1	$ 279,478	$ 215,331
Increase/(Decrease) of deferred tax liabilities for the year	19,214	62,472
Translation differences and inflation adjustment	6,034	1,675
Balances at December 31	304,726	279,478
Tax inflation adjustment
Deferred tax liabilities
Balances at January 1	32,322	36,181
Increase/(Decrease) of deferred tax liabilities for the year	(5,295)	2,675
Translation differences and inflation adjustment	(13,578)	(6,534)
Balances at December 31	13,449	32,322
Other liabilities
Deferred tax liabilities
Balances at January 1	8,085	3,245
Increase/(Decrease) of deferred tax liabilities for the year	76	5,116
Translation differences and inflation adjustment	(1,055)	(276)
Balances at December 31	7,106	8,085
Deferred tax liabilities
Deferred tax liabilities
Balances at January 1	319,885	254,757
Increase/(Decrease) of deferred tax liabilities for the year	13,995	70,263
Translation differences and inflation adjustment	(8,599)	(5,135)
Balances at December 31	$ 325,281	$ 319,885